VOYA EQUITY TRUST

Voya MI Dynamic Small Cap Fund

Voya MI Dynamic SMID Cap Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

(each a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated June 3, 2026

to the Portfolios’ current Prospectuses, as supplemented (each, a “Prospectus” and collectively, the “Prospectuses”)

Effective June 1, 2026: (1) Sanne V. De Boer, Ph.D., CFA, no longer serves as a portfolio manager for Voya MI Dynamic Small Cap Fund, Voya MI Dynamic SMID Cap Fund, Voya Multi-Manager International Equity Fund, and Voya Small Company Portfolio; and (2) Christine Cappabianca is added as a portfolio manager for Voya MI Dynamic Small Cap Fund, Voya MI Dynamic SMID Cap Fund, Voya Multi-Manager International Equity Fund, and Voya Small Company Portfolio.

Effective June 1, 2026, the Prospectuses are revised as follows:

1.All references to Sanne V. De Boer, Ph.D., CFA, as a portfolio manager for the Portfolios are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled “Portfolio Management” in Voya MI Dynamic Small Cap Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers
Christine Cappabianca	Russell Shtern, CFA
Portfolio Manager (since 6/2026)	Portfolio Manager (since 7/2022)
Kai Yee Wong
Portfolio Manager (since 8/2025)

3.The sub-section of the Prospectus entitled “Portfolio Management” in Voya MI Dynamic SMID Cap Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Sub-Adviser

Voya Investment Management Co. LLC

1

Portfolio Managers
Christine Cappabianca	Russell Shtern, CFA
Portfolio Manager (since 6/2026)	Portfolio Manager (since 7/2025)
Kai Yee Wong
Portfolio Manager (since 8/2025)

4.The sub-section of the Prospectus entitled “Portfolio Management” in Voya Multi-Manager International Equity Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 5/2023)	Portfolio Manager (since 5/2023)
Sub-Adviser
Acadian Asset Management LLC
Portfolio Managers
Brendan O. Bradley, Ph.D.	Fanesca Young, Ph.D., CFA
Portfolio Manager (since 2/2025)	Portfolio Manager (since 2/2025)
Sub-Adviser
Lazard Asset Management LLC
Portfolio Managers
Robert Failla, CFA	Louis Florentin-Lee, CFA
Portfolio Manager (since 5/2024)	Portfolio Manager (since 5/2024)
Barnaby Wilson, CFA
Portfolio Manager (since 5/2024)
Sub-Adviser
Voya Investment Management Co. LLC
Portfolio Managers
Christine Cappabianca	Russell Shtern, CFA
Portfolio Manager (since 6/2026)	Portfolio Manager (since 5/2024)
Kai Yee Wong
Portfolio Manager (since 8/2025)
Sub-Adviser
Wellington Management Company LLP
Portfolio Manager
Tara Connolly Stilwell, CFA
Portfolio Manager (since 1/2017)

2

5.The sub-section of the Prospectus entitled “Portfolio Management” in Voya Small Company Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers
Christine Cappabianca	Russell Shtern, CFA
Portfolio Manager (since 6/2026)	Portfolio Manager (since 7/2022)
Kai Yee Wong
Portfolio Manager (since 8/2025)

6.The table in the sub-section of the Prospectus for Voya MI Dynamic Small Cap Fund and Voya MI Dynamic SMID Cap Fund entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Fund	Professional Experience
Manager	Sub-Adviser
Christine	Voya IM	Voya MI Dynamic	Ms. Cappabianca, Portfolio
Cappabianca		Small Cap Fund	Manager, is head of
		Voya MI Dynamic	systematic equities at Voya
		SMID Cap Fund	IM. Prior to joining Voya
IM, Ms. Cappabianca was
head of systematic
investments and a portfolio
manager at Impax Asset
Management. Previously,
Ms. Cappabianca was a
senior quantitative analyst
and portfolio manager at
Mellon and began her
career as a quantitative
analyst at The Boston
Company.

7.The table in the sub-section of the Prospectus for Voya Multi-Manager International Equity Fund entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Fund	Professional Experience
Manager	Sub-Adviser
Christine	Voya IM	Voya Multi-Manager	Ms. Cappabianca, Portfolio
Cappabianca		International Equity	Manager, is head of
		Fund	systematic equities at Voya
IM. Prior to joining Voya
IM, Ms. Cappabianca was
3

head of systematic

investments and a portfolio manager at Impax Asset Management. Previously, Ms. Cappabianca was a senior quantitative analyst and portfolio manager at Mellon and began her career as a quantitative analyst at The Boston Company.

8.The table in the sub-section of the Prospectus for Voya Small Company Portfolio entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Christine	Voya IM	Voya Small Company	Ms. Cappabianca, Portfolio
Cappabianca		Portfolio	Manager, is head of
systematic equities at Voya
IM. Prior to joining Voya
IM, Ms. Cappabianca was
head of systematic
investments and a portfolio
manager at Impax Asset
Management. Previously,
Ms. Cappabianca was a
senior quantitative analyst
and portfolio manager at
Mellon and began her
career as a quantitative
analyst at The Boston
Company.

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4

VOYA EQUITY TRUST

Voya MI Dynamic Small Cap Fund

Voya MI Dynamic SMID Cap Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

(each a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated June 3, 2026

to the Portfolios’ current Statements of Additional Information, as supplemented

(each, a “SAI” and collectively, the “SAIs”)

Effective June 1, 2026: (1) Sanne V. De Boer, Ph.D., CFA, no longer serves as a portfolio manager for Voya MI Dynamic Small Cap Fund, Voya MI Dynamic SMID Cap Fund, Voya Multi-Manager International Equity Fund, and Voya Small Company Portfolio; and (2) Christine Cappabianca is added as a portfolio manager for Voya MI Dynamic Small Cap Fund, Voya MI Dynamic SMID Cap Fund, Voya Multi-Manager International Equity Fund, and Voya Small Company Portfolio.

Effective June 1, 2026, the SAIs are revised as follows:

1.All references to Sanne V. De Boer, Ph.D., CFA, as a portfolio manager for the Portfolios are hereby deleted in their entirety.

2.The table in the sub-section of the SAI for Voya MI Dynamic Small Cap Fund and Voya MI Dynamic SMID Cap Fund entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total	Number	Total	Number	Total Assets
Portfolio		of	Assets	of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Christine	Voya MI	0	$0	0	$0	0	$0
Cappabianca3	Dynamic
Small Cap
Fund
Voya MI
Dynamic
SMID Cap
Fund

3 As of March 31, 2026.

1

3.The table in the sub-section of the SAI for Voya Multi-Manager International Equity Fund entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number of	Total	Number of	Total
Portfolio		of		Accounts	Assets	Accounts	Assets
Manager	Fund(s)	Accounts
Christine	Voya Multi-	0	$0	0	$0	0	$0
Cappabianca3	Manager
International
Equity Fund

3As of March 31, 2026.

4.The table in the sub-section of the SAI for Voya Small Company Portfolio entitled “Portfolio Management – Other Accounts Managed” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total	Number	Total	Number	Total Assets
Portfolio		of	Assets	of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Christine	Voya Small	0	$0	0	$0	0	$0
Cappabianca2	Company
Portfolio

2 As of March 31, 2026.

5. The line items with respect to Voya MI Dynamic Small Cap Fund and Voya MI Dynamic SMID Cap Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya MI Dynamic Small Cap	Christine Cappabianca, Russell	Russell 2000® Index
Fund	Shtern, CFA and Kai Yee Wong
Voya MI Dynamic SMID Cap	Christine Cappabianca, Russell	Russell 2500TM Index
Fund	Shtern, CFA and Kai Yee Wong

6. The line item with respect to Voya Multi-Manager International Equity Fund in the table in the sub- section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Multi-Manager	Lanyon Blair, CFA, CAIA, Christine	MSCI ACWI ex USA IndexSM
International Equity Fund	Cappabianca, Barbara Reinhard,
CFA, Russell Shtern, CFA and Kai
Yee Wong

2

7.The line item with respect to Voya Small Company Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Small Company Portfolio	Christine Cappabianca; Russell	Russell 2000® Index
Shtern, CFA; and Kai Yee Wong

8.The table in the sub-section of the SAI for Voya MI Dynamic Small Cap Fund and Voya MI Dynamic SMID Cap Fund entitled “Portfolio Management – Ownership of Securities” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
Christine	Voya IM	Voya MI Dynamic Small Cap Fund	None
Cappabianca3		Voya MI Dynamic SMID Cap Fund	None

3As of March 31, 2026.

9.The table in the sub-section of the SAI for Voya Multi-Manager International Equity Fund entitled “Portfolio Management – Ownership of Securities” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
Christine	Voya IM	Voya Multi-Manager International Equity	None
Cappabianca2		Fund
2 As of March 31, 2026.

10.The table in the sub-section of the SAI for Voya Small Company Portfolio entitled “Portfolio Management – Ownership of Securities” is amended to delete the line item with respect to Sanne V. De Boer and include the following:

	Investment		Dollar Range of
	Adviser or Sub-		Fund Shares
Portfolio Manager	Adviser	Fund(s) Managed by the Portfolio Manager	Owned
Christine	Voya IM	Voya Small Company Portfolio	None
Cappabianca1
1 As of March 31, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE